Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of each of the following funds (the
Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	October 23, 2017
Columbia Adaptive Retirement 2030 Fund	October 23, 2017
Columbia Adaptive Retirement 2040 Fund	October 23, 2017
Columbia Adaptive Retirement 2050 Fund	October 23, 2017
Columbia Adaptive Retirement 2060 Fund	October 23, 2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in each Fund's Summary Prospectus and in the “Summary of the Fund — Fund Management” section of the Prospectus for the above mentioned Funds is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	October 2017
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	October 2017
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	October 2017
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	October 2017
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
Shareholders should retain this Supplement for future reference.
SUP000_00_067_(05/18)